Income Taxes (Components Of Provision (Benefit)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Current Provision (benefit), The Company and domestic subsidiaries	¥ 411	¥ 555	¥ 813
Current Provision (benefit), Foreign subsidiaries	1,243	1,841	1,160
Deferred Provision (benefit), The Company and domestic subsidiaries	(272)	(1,513)	330
Deferred Provision (benefit), Foreign subsidiaries	1,111	(2,123)	49
Total Provision (benefit) for income taxes	¥ 2,493	¥ (1,240)	¥ 2,352